As filed with the Securities and Exchange Commission on 3/25/2015

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, WI 53202

(Name and address of agent for service)

(414) 765-6609
Registrant's telephone number, including area code

Date of fiscal year end:  October 31, 2015

Date of reporting period:  January 31, 2015

Item 1. Schedules of Investments.

Edgar Lomax Value Fund
Schedule of Investments
January 31, 2015 (Unaudited)

Shares	COMMON STOCKS - 97.23%	Value
	Beverage and Tobacco Product Manufacturing - 4.05%
4,650	Altria Group, Inc.	$246,915
53,700	Coca-Cola Co.	2,210,829
4,000	PepsiCo, Inc.	375,120
		2,832,864
	Broadcasting (except Internet) - 0.33%
4,300	Comcast Corp. - Class A	228,523
	Chemical Manufacturing - 11.49%
5,800	AbbVie, Inc.	350,030
8,300	Dow Chemical Co.	374,828
5,500	Eli Lilly & Co.	396,000
26,500	Johnson & Johnson	2,653,710
26,600	Merck & Co., Inc.	1,603,448
85,002	Pfizer, Inc.	2,656,313
		8,034,329
	Computer and Electronic Product Manufacturing - 9.17%
5,300	Apple, Inc.	620,948
57,800	Hewlett-Packard Co.	2,088,314
39,100	Intel Corp.	1,291,864
24,100	Raytheon Co.	2,411,205
		6,412,331
	Credit Intermediation and Related Activities - 3.99%
26,900	Bank of New York Mellon Corp.	968,400
35,100	Wells Fargo & Co.	1,822,392
		2,790,792
	Electrical Equipment, Appliance, and Component Manufacturing - 0.50%
6,100	Emerson Electric Co.	347,334
	Food Manufacturing - 1.15%
22,900	Mondelez International, Inc. - Class A	806,996
	Food Services and Drinking Places - 2.13%
16,100	McDonald's Corp.	1,488,284
	General Merchandise Stores - 7.25%
26,900	Target Corp.	1,980,109
36,400	Wal-Mart Stores, Inc.	3,093,272
		5,073,381
	Insurance Carriers and Related Activities - 5.81%
15,500	Allstate Corp.	1,081,745
4,500	American International Group, Inc.	219,915
26,000	UnitedHealth Group, Inc.	2,762,500
		4,064,160
	Machinery Manufacturing - 7.92%
21,700	Caterpillar, Inc.	1,735,349
111,500	General Electric Co.	2,663,735
5,800	National Oilwell Varco, Inc.	315,694
7,200	United Technologies Corp.	826,416
		5,541,194
	Management of Companies and Enterprises - 1.68%
1,300	Goldman Sachs Group, Inc.	224,133
28,200	Morgan Stanley	953,442
		1,177,575
	Merchant Wholesalers, Nondurable Goods - 0.51%
4,200	Procter & Gamble Co.	354,018
	Mining (except Oil and Gas) - 0.39%
16,200	Freeport-McMoRan Copper & Gold, Inc.	272,322
	Miscellaneous Manufacturing - 0.52%
5,200	Baxter International, Inc.	365,612
	Motion Picture and Sound Recording Industries - 1.43%
12,800	Time Warner, Inc.	997,504

		Oil and Gas Extraction - 2.89%
13,600		Devon Energy Corp.	819,672
15,000		Occidental Petroleum Corp.	1,200,000
			2,019,672
		Petroleum and Coal Products Manufacturing - 8.45%
24,400		Chevron Corp.	2,501,732
39,000		Exxon Mobil Corp.	3,409,380
			5,911,112
		Professional, Scientific, and Technical Services - 1.16%
5,300		International Business Machines Corp.	812,543
		Publishing Industries (except Internet) - 3.28%
31,700		Microsoft Corp.	1,280,680
24,200		Oracle Corp.	1,013,738
			2,294,418
		Rail Transportation - 2.57%
17,600		Norfolk Southern Corp.	1,794,672
		Real Estate - 0.60%
2,100		Simon Property Group, Inc.	417,186
		Support Activities for Mining - 4.92%
17,500		ConocoPhillips	1,102,150
38,500		Halliburton Co.	1,539,615
9,700		Schlumberger, Ltd. (a)	799,183
			3,440,948
		Telecommunications - 8.88%
107,400		AT&T, Inc.	3,535,608
58,600		Verizon Communications, Inc.	2,678,606
			6,214,214
		Transportation Equipment Manufacturing - 2.16%
2,900		Boeing Co.	421,573
24,400		Ford Motor Co.	358,924
10,800		General Motors Co.	352,296
2,000		Lockheed Martin Corp.	376,740
			1,509,533
		Utilities - 4.00%
66,900		Exelon Corp.	2,411,076
7,700		Southern Co.	390,544
			2,801,620

		TOTAL COMMON STOCKS (Cost $64,738,224)	68,003,137

Shares		SHORT-TERM INVESTMENTS - 2.66%	Value
42,874		Fidelity Institutional Money Market Portfolio - Select Class, 0.02% (b)	42,874
1,818,482		Invesco STIT STIC Prime Portfolio - Institutional Class, 0.04% (b)	1,818,482
		TOTAL SHORT-TERM INVESTMENTS (Cost $1,861,356)	1,861,356

		Total Investments in Securities (Cost $66,599,580) - 99.89%	69,864,493
		Other Assets in Excess of Liabilities - 0.11%	74,259
		TOTAL NET ASSETS - 100.00%	$69,938,752

	(a)	U.S. traded security of a foreign issuer.
	(b)	Rate shown is the 7-day annualized yield as of January 31, 2015.

Note 1 – Securities Valuation

The Edgar Lomax Value Fund’s (the “Fund”) investments are carried at their fair value. The Fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 pm EST).

Equity securities that are primarily traded on a national securities exchange shall be valued at the last sales price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale price on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Investments in open-end mutual funds are valued at their net asset value per share. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

The Board of Trustees (“Board”) has delegated day-to-day valuation issues to a Valuation Committee of the Advisors Series Trust which is comprised of representatives from U.S. Bancorp Fund Services, LLC, the Fund’s administrator. The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board. These procedures consider many factors, including the type of security, size of holding, trading volume and news events. All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for majority security types.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s securities as of January 31, 2015:

	Level 1	Level 2	Level 3	Total
Common Stocks
Accommodation and Food Services	$1,488,284	$-	$-	$1,488,284
Finance and Insurance	8,449,713	-	-	8,449,713
Information	9,734,660	-	-	9,734,660
Manufacturing	31,761,304	-	-	31,761,304
Mining, Quarrying, and Oil and Gas Extraction	5,732,942	-	-	5,732,942
Professional, Scientific, and Technical Services	812,543	-	-	812,543
Retail Trade	5,073,381	-	-	5,073,381
Transportation and Warehousing	1,794,672	-	-	1,794,672
Utilities	2,801,620	-	-	2,801,620
Wholesale Trade	354,018	-	-	354,018
Total Common Stocks	68,003,137	-	-	68,003,137
Short-Term Investments	1,861,356	-	-	1,861,356
Total Investments in Securities	$69,864,493	$-	$-	$69,864,493

Refer to the Fund’s Schedule of Investments for a detailed break-out of common stocks by industry classification.  Transfers between levels are recognized at January 31, 2015, the end of the reporting period.  The Fund recognized no transfers to/from Level 1 or Level 2.  There were no Level 3 securities held in the Fund during the period ended January 31, 2015.

Note 2 – Federal Income Taxes

The cost basis of investments for federal income tax purposes at January 31, 2015 was as follows*:

Cost of investments	$66,636,441

Gross unrealized appreciation	6,298,313
Gross unrealized depreciation	(3,070,261)
Net unrealized appreciation	$3,228,052

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*/s/ Douglas G. Hess
  Douglas G. Hess, President

Date  3/18/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Douglas G. Hess
   Douglas G. Hess, President

Date  3/18/15

By (Signature and Title)*  /s/ Cheryl L. King
                                                   Cheryl L. King, Treasurer

Date 3/18/15

* Print the name and title of each signing officer under his or her signature.